Share-Based Compensation - Allocation of compensation expenses and related tax effects from the RSUs granted to employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	$ 798,519	$ 666,501	$ 533,916
Research and development	151,386	122,265	114,859
General and administrative	29,281	23,915	23,672
Sales and marketing	23,080	16,675	17,628
Total compensation recognized in income	38	8	5
Income tax benefit	110,657	11,712	416
Restricted stock units [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	676	70
Research and development	17,592	3,924	86
General and administrative	2,343	319	26
Sales and marketing	3,149	520	19
Total compensation recognized in income	23,760	4,833	131
Income tax benefit	$ 4,896	$ 1,044	$ 30